Federated Hermes Quality Bond Fund II
Portfolio of Investments
March 31, 2021 (unaudited)
Principal Amount			Value
		CORPORATE BONDS—98.7%
		Basic Industry - Chemicals—0.8%
$ 640,000		FMC Corp., Sr. Unsecd. Note, 3.950%, 2/1/2022	$653,225
215,000		Nutrition & Biosciences, Inc., Sr. Unsecd. Note, 144A, 1.230%, 10/1/2025	211,448
500,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	563,454
		TOTAL	1,428,127
		Basic Industry - Metals & Mining—0.9%
230,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	238,455
1,000,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	1,066,759
320,000		Southern Copper Corp., Sr. Unsecd. Note, 3.500%, 11/8/2022	334,830
		TOTAL	1,640,044
		Capital Goods - Aerospace & Defense—3.8%
600,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	638,902
280,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	308,479
200,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.400%, 4/15/2030	212,615
200,000	[1]	Boeing Co., Sr. Unsecd. Note, 1.875%, 6/15/2023	203,780
600,000		Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	609,847
584,000		Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	582,824
519,000	[1]	Embraer Overseas Ltd., Sr. Unsecd. Note, 144A, 5.696%, 9/16/2023	546,201
275,000		General Dynamics Corp., Sr. Unsecd. Note, 3.250%, 4/1/2025	297,934
410,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	442,991
145,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series WI, 3.844%, 5/1/2025	158,351
600,000		Leidos, Inc., Sr. Unsecd. Note, 144A, 2.300%, 2/15/2031	567,735
335,000		Leidos, Inc., Unsecd. Note, 144A, 3.625%, 5/15/2025	363,893
320,000		Raytheon Technologies Corp., Sr. Unsecd. Note, 3.100%, 11/15/2021	323,192
800,000		Raytheon Technologies Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	901,485
460,000	[2]	Textron Financial Corp., Jr. Sub. Note, 144A, 1.928% (3-month USLIBOR +1.735%), 2/15/2042	364,550
295,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	319,873
		TOTAL	6,842,652
		Capital Goods - Building Materials—1.2%
165,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	173,510
800,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	849,516
340,000		Carrier Global Corp., Sr. Unsecd. Note, 2.700%, 2/15/2031	340,484
200,000		Carrier Global Corp., Sr. Unsecd. Note, 2.722%, 2/15/2030	202,050
300,000		Masco Corp., Sr. Unsecd. Note, 2.000%, 10/1/2030	285,642
300,000		Masco Corp., Sr. Unsecd. Note, 3.500%, 11/15/2027	327,439
		TOTAL	2,178,641
		Capital Goods - Construction Machinery—1.3%
250,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.875%, 1/15/2026	252,855
195,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.950%, 7/2/2023	200,307
500,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	518,688
595,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	658,896
750,000		Deere & Co., Sr. Unsecd. Note, 2.600%, 6/8/2022	766,452
		TOTAL	2,397,198
		Capital Goods - Diversified Manufacturing—3.6%
750,000		CK Hutchison Holdings Ltd., Sr. Unsecd. Note, 144A, 2.750%, 3/29/2023	780,648
225,000		General Electric Co., Sr. Unsecd. Note, 4.350%, 5/1/2050	250,373
205,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	208,083

Principal Amount			Value
		CORPORATE BONDS—continued
		Capital Goods - Diversified Manufacturing—continued
$ 400,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.950%, 6/1/2030	$395,289
555,000		Hubbell, Inc., Sr. Unsecd. Note, 2.300%, 3/15/2031	543,811
585,000		Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	575,983
1,000,000		Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	1,055,651
210,000		Otis Worldwide Corp., Sr. Unsecd. Note, Series WI, 2.565%, 2/15/2030	211,755
430,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	411,187
250,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.650%, 9/15/2023	267,974
875,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	972,164
235,000		Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	248,852
400,000		Xylem, Inc., Sr. Unsecd. Note, 1.950%, 1/30/2028	399,844
250,000		Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	245,624
		TOTAL	6,567,238
		Capital Goods - Packaging—0.3%
500,000		WestRock Co., Sr. Unsecd. Note, Series WI, 3.750%, 3/15/2025	545,906
		Communications - Cable & Satellite—1.9%
1,000,000		CCO Safari II LLC, 4.908%, 7/23/2025	1,134,279
300,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.800%, 4/1/2031	296,323
400,000		Comcast Corp., Sr. Unsecd. Note, 2.350%, 1/15/2027	417,862
300,000		Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	327,680
750,000		Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	838,194
400,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 3/15/2023	458,802
		TOTAL	3,473,140
		Communications - Media & Entertainment—1.7%
300,000		British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	329,703
132,000		Discovery Communications LLC, Sr. Unsecd. Note, 2.950%, 3/20/2023	137,986
500,000	[1]	Fox Corp., Sr. Unsecd. Note, 3.500%, 4/8/2030	532,352
400,000		Fox Corp., Sr. Unsecd. Note, Series WI, 4.709%, 1/25/2029	460,874
500,000		Omnicom Group, Inc., Sr. Unsecd. Note, 2.450%, 4/30/2030	495,208
750,000		ViacomCBS, Inc., Sr. Unsecd. Note, 3.700%, 8/15/2024	813,544
310,000		ViacomCBS, Inc., Sr. Unsecd. Note, 4.950%, 1/15/2031	366,032
		TOTAL	3,135,699
		Communications - Telecom Wireless—1.7%
600,000		American Tower Corp., Sr. Unsecd. Note, 3.500%, 1/31/2023	631,672
300,000		Crown Castle International Corp., 3.150%, 7/15/2023	317,908
180,000		Crown Castle International Corp., Sr. Unsecd. Note, 2.250%, 1/15/2031	173,232
250,000		Crown Castle International Corp., Sr. Unsecd. Note, 3.300%, 7/1/2030	262,094
200,000		Crown Castle International Corp., Sr. Unsecd. Note, 4.450%, 2/15/2026	225,379
450,000		T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/15/2030	488,975
450,000		T-Mobile USA, Inc., Term Loan - 1st Lien, 144A, 3.750%, 4/15/2027	492,372
395,000		Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	441,926
		TOTAL	3,033,558
		Communications - Telecom Wirelines—2.5%
300,000		AT&T, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2027	306,860
250,000		AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	249,326
450,000		AT&T, Inc., Sr. Unsecd. Note, 3.400%, 5/15/2025	488,368
877,000		AT&T, Inc., Sr. Unsecd. Note, 144A, 2.550%, 12/1/2033	833,505
250,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	347,173
300,000		Verizon Communications, Inc., Sr. Unsecd. Note, 0.850%, 11/20/2025	293,786
300,000		Verizon Communications, Inc., Sr. Unsecd. Note, 1.750%, 1/20/2031	279,619
110,000		Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	109,996
175,000		Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	184,718

Principal Amount		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wirelines—continued
$ 600,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 3/15/2024	$653,911
735,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 9/15/2023	815,574
	TOTAL	4,562,836
	Consumer Cyclical - Automotive—3.9%
700,000	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.250%, 8/1/2024	749,529
250,000	Ford Motor Co., Sr. Unsecd. Note, 4.346%, 12/8/2026	263,798
920,000	General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	1,004,088
250,000	General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	294,266
500,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.200%, 7/6/2021	502,188
300,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.000%, 10/6/2026	327,528
580,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.300%, 1/8/2026	567,513
355,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	364,638
1,025,000	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 2.650%, 7/13/2022	1,047,280
500,000	Stellantis N.V., Sr. Unsecd. Note, 5.250%, 4/15/2023	541,420
500,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 1.250%, 11/24/2025	494,458
650,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/12/2021	664,283
300,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.250%, 11/13/2023	326,321
	TOTAL	7,147,310
	Consumer Cyclical - Retailers—4.1%
1,000,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	1,088,682
470,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.950%, 1/25/2030	480,766
665,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	767,638
275,000	Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	274,288
250,000	CVS Health Corp., Sr. Unsecd. Note, 1.300%, 8/21/2027	240,380
1,290,000	CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	1,465,766
200,000	Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/1/2025	223,604
600,000	Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	637,210
500,000	Dollar Tree, Inc., Sr. Unsecd. Note, 4.000%, 5/15/2025	552,256
500,000	Home Depot, Inc., Sr. Unsecd. Note, 2.125%, 9/15/2026	522,064
320,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	296,319
370,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	416,727
580,000	Tractor Supply Co., Sr. Unsecd. Note, 1.750%, 11/1/2030	536,252
	TOTAL	7,501,952
	Consumer Cyclical - Services—2.4%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.125%, 2/9/2031	190,956
500,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.400%, 12/6/2027	536,718
170,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	186,166
400,000	Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	466,456
750,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	833,482
500,000	Expedia Group, Inc., Sr. Unsecd. Note, 144A, 2.950%, 3/15/2031	493,572
325,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.125%, 8/1/2023	348,782
135,000	IHS Markit Ltd., Sr. Unsecd. Note, Series 5YR, 3.625%, 5/1/2024	145,042
500,000	Visa, Inc., Sr. Unsecd. Note, 2.800%, 12/14/2022	519,479
530,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	578,433
	TOTAL	4,299,086
	Consumer Non-Cyclical - Food/Beverage—4.9%
250,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.150%, 1/23/2025	277,971
750,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	876,977
515,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	518,265
385,000	Conagra Brands, Inc., Sr. Unsecd. Note, 1.375%, 11/1/2027	371,332
750,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	863,303

Principal Amount		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$ 200,000	Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	$195,351
380,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	412,196
500,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	540,909
660,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 4.500%, 1/25/2022	679,940
85,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.200%, 5/1/2030	90,079
176,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.057%, 5/25/2023	188,886
450,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	505,178
417,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	439,129
900,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, Series WI, 3.875%, 5/15/2027	980,961
380,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.650%, 10/3/2021	382,958
210,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	209,237
240,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.350%, 2/1/2022	244,939
60,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	66,242
600,000	Smucker (J.M.) Co., Sr. Unsecd. Note, 2.375%, 3/15/2030	593,046
450,000	Sysco Corp., Sr. Unsecd. Note, 3.300%, 7/15/2026	484,882
	TOTAL	8,921,781
	Consumer Non-Cyclical - Health Care—2.1%
440,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	469,162
205,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	205,810
350,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	363,492
250,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.700%, 6/6/2027	275,976
740,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	808,716
160,000	Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	167,483
235,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	240,385
470,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, Series 5YR, 2.200%, 11/15/2024	490,094
330,000	PerkinElmer, Inc., Sr. Unsecd. Note, 2.550%, 3/15/2031	327,647
450,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	475,518
50,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 4.133%, 3/25/2025	55,563
	TOTAL	3,879,846
	Consumer Non-Cyclical - Pharmaceuticals—3.9%
210,000	Abbott Laboratories, Sr. Unsecd. Note, 3.400%, 11/30/2023	225,135
453,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	508,852
455,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	484,373
300,000	AbbVie, Inc., Sr. Unsecd. Note, 3.600%, 5/14/2025	327,006
67,000	AbbVie, Inc., Sr. Unsecd. Note, 4.750%, 3/15/2045	80,246
235,000	AstraZeneca PLC, Sr. Unsecd. Note, 0.700%, 4/8/2026	226,446
600,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	646,578
1,000,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	1,078,640
200,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	222,758
235,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	228,161
600,000	Biogen, Inc., Sr. Unsecd. Note, 4.050%, 9/15/2025	666,968
152,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 5.000%, 8/15/2045	195,737
220,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 3.650%, 3/1/2026	241,793
670,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	620,431
240,000	Royalty Pharma PLC, Sr. Unsecd. Note, 144A, 1.200%, 9/2/2025	235,287
900,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 2.200%, 7/21/2021	900,562
300,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	287,250
	TOTAL	7,176,223
	Consumer Non-Cyclical - Supermarkets—0.5%
610,000	Kroger Co., Bond, 6.900%, 4/15/2038	848,077

Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Tobacco—1.2%
$ 800,000		Altria Group, Inc., Sr. Unsecd. Note, 4.400%, 2/14/2026	$902,892
200,000		Bat Capital Corp., Sr. Unsecd. Note, 3.215%, 9/6/2026	211,492
290,000		BAT International Finance PLC, Sr. Unsecd. Note, 144A, 3.950%, 6/15/2025	317,599
300,000		Reynolds American, Inc., Sr. Unsecd. Note, 4.450%, 6/12/2025	333,073
360,000		Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	467,154
		TOTAL	2,232,210
		Energy - Independent—2.5%
250,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.050%, 7/15/2025	253,051
420,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.950%, 1/15/2023	435,995
500,000		Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	544,747
215,000		Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	238,191
250,000		Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 6/1/2024	272,079
475,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/1/2025	509,448
300,000	[1]	Marathon Oil Corp., Sr. Unsecd. Note, 4.400%, 7/15/2027	330,510
100,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	99,029
1,000,000	[1]	Occidental Petroleum Corp., Sr. Unsecd. Note, 3.450%, 7/15/2024	1,002,500
325,000		Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 1.125%, 1/15/2026	319,371
550,000		Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2031	520,432
		TOTAL	4,525,353
		Energy - Integrated—2.0%
500,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.796%, 9/21/2025	551,346
500,000		BP Capital Markets PLC, Sr. Unsecd. Note, 3.994%, 9/26/2023	544,027
500,000		Chevron Corp., Sr. Unsecd. Note, 1.141%, 5/11/2023	508,838
530,000		CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, 144A, 5.950%, 4/28/2041	702,530
585,000		Husky Energy, Inc., 4.000%, 4/15/2024	624,900
240,000		Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	256,544
175,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	180,218
325,000		Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	347,179
		TOTAL	3,715,582
		Energy - Midstream—3.6%
265,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	265,341
500,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	553,450
205,000		Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series A, 2.500%, 11/15/2024	215,749
300,000		Energy Transfer Operating, Sr. Unsecd. Note, 3.750%, 5/15/2030	309,639
565,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	617,091
470,000		Energy Transfer Partners LP, Sr. Unsecd. Note, Series 5Y, 4.200%, 9/15/2023	503,768
500,000		Kinder Morgan Energy Partners LP, 4.250%, 9/1/2024	551,259
290,000		MPLX LP, Sr. Unsecd. Note, 1.750%, 3/1/2026	290,644
350,000		MPLX LP, Sr. Unsecd. Note, 3.375%, 3/15/2023	366,860
395,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	438,833
500,000		MPLX LP, Sr. Unsecd. Note, Series WI, 3.500%, 12/1/2022	521,936
345,000		ONEOK, Inc., Sr. Unsecd. Note, 4.000%, 7/13/2027	374,622
600,000		TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	651,716
540,000		Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	553,732
300,000		Williams Partners LP, Sr. Unsecd. Note, 3.900%, 1/15/2025	325,193
		TOTAL	6,539,833
		Energy - Oil Field Services—0.2%
300,000		Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/21/2025	332,150
		Energy - Refining—0.9%
600,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.700%, 5/1/2025	674,844
185,000		Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	183,106

Principal Amount		Value
	CORPORATE BONDS—continued
	Energy - Refining—continued
$ 215,000	Valero Energy Corp., 7.500%, 4/15/2032	$290,090
335,000	Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 6/15/2037	436,328
	TOTAL	1,584,368
	Financial Institution - Banking—19.4%
500,000	American Express Co., Sr. Unsecd. Note, 3.000%, 10/30/2024	536,724
935,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	1,008,353
1,250,000	Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	1,367,990
700,000	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 2.816%, 7/21/2023	720,752
250,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 0.981%, 9/25/2025	249,520
750,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.456%, 10/22/2025	786,544
500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	537,815
500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.271%, 7/23/2029	562,510
310,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.100%, 10/24/2024	326,497
300,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	307,867
550,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.250%, 9/11/2024	597,806
600,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.050%, 3/9/2022	613,809
350,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.200%, 1/30/2023	366,595
500,000	Citigroup, Inc., 4.125%, 7/25/2028	553,665
500,000	Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	500,015
750,000	Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	772,691
730,000	Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	793,518
500,000	Citigroup, Inc., Sr. Unsecd. Note, 3.700%, 1/12/2026	549,887
500,000	Citigroup, Inc., Sr. Unsecd. Note, 4.075%, 4/23/2029	556,594
90,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	89,291
660,000	Citizens Financial Group, Inc., Sub. Note, 144A, 4.150%, 9/28/2022	690,846
300,000	Comerica, Inc., 3.800%, 7/22/2026	330,633
140,000	Fifth Third Bancorp, Sr. Unsecd. Note, 2.375%, 1/28/2025	146,124
250,000	Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	259,114
685,000	FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	698,985
500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.000%, 4/26/2022	500,787
1,250,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	1,355,686
500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.223%, 5/1/2029	561,255
500,000	Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	558,450
1,000,000	HSBC USA, Inc., Sr. Unsecd. Note, 3.500%, 6/23/2024	1,081,463
240,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.550%, 2/4/2030	240,882
500,000	JPMorgan Chase & Co., 3.250%, 9/23/2022	521,839
1,000,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.045%, 11/19/2026	977,145
500,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	551,526
500,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.452%, 12/5/2029	573,108
1,000,000	JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	1,058,766
500,000	JPMorgan Chase & Co., Sub. Note, 3.875%, 9/10/2024	548,418
750,000	Morgan Stanley, Sec. Fac. Bond, 2.750%, 5/19/2022	770,420
1,000,000	Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	1,098,117
165,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	168,089
500,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.125%, 1/23/2023	523,663
1,000,000	Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	1,069,660
408,000	MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.000%, 2/10/2025	433,514
250,000	MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.500%, 6/18/2022	259,297
250,000	MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.150%, 4/1/2022	256,614
330,000	Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	342,755
230,000	Regions Financial Corp., Sr. Unsecd. Note, 3.800%, 8/14/2023	246,807

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 250,000		State Street Corp., Sr. Unsecd. Note, 2.653%, 5/15/2023	$256,498
700,000		State Street Corp., Sr. Unsecd. Note, 3.300%, 12/16/2024	763,836
250,000		Synovus Bank GA, Sr. Unsecd. Note, 2.289%, 2/10/2023	252,184
475,000		Truist Bank, Sr. Unsecd. Note, Series BKNT, 2.150%, 12/6/2024	497,497
500,000		Truist Bank, Sr. Unsecd. Note, Series BKNT, 3.000%, 2/2/2023	523,060
200,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	216,794
245,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 4/1/2022	250,567
250,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	230,780
750,000		US Bancorp, Sub. Note, Series MTN, 3.600%, 9/11/2024	819,394
500,000		Wells Fargo & Co., Series MTN, 3.500%, 3/8/2022	515,071
750,000		Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	774,512
620,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	662,072
250,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.406%, 10/30/2025	261,267
1,000,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.572%, 2/11/2031	1,006,207
500,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	545,585
		TOTAL	35,197,730
		Financial Institution - Broker/Asset Mgr/Exchange—1.7%
370,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	394,951
220,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	241,871
200,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 1/20/2043	256,230
245,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	275,644
595,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	693,342
193,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	220,693
390,000		Stifel Financial Corp., 4.250%, 7/18/2024	432,013
500,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	545,546
		TOTAL	3,060,290
		Financial Institution - Finance Companies—1.8%
190,000		AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, Sr. Unsecd. Note, 1.750%, 1/30/2026	184,667
550,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 10/15/2027	603,993
550,000		Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	578,883
500,000		Discover Financial Services, Sr. Unsecd. Note, 3.850%, 11/21/2022	525,664
250,000		Discover Financial Services, Sr. Unsecd. Note, 4.100%, 2/9/2027	277,662
950,000		GE Capital Funding LLC, Sr. Unsecd. Note, 144A, 4.400%, 5/15/2030	1,076,345
		TOTAL	3,247,214
		Financial Institution - Insurance - Health—0.7%
163,000		CIGNA Corp., Sr. Unsecd. Note, 3.750%, 7/15/2023	174,376
650,000		CIGNA Corp., Sr. Unsecd. Note, 4.375%, 10/15/2028	744,349
405,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.750%, 7/15/2025	448,805
		TOTAL	1,367,530
		Financial Institution - Insurance - Life—0.9%
350,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	376,637
200,000		AIG Global Funding, Sec. Fac. Bond, 144A, 2.300%, 7/1/2022	204,530
800,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	875,983
172,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	266,488
		TOTAL	1,723,638
		Financial Institution - Insurance - P&C—0.8%
250,000	[1]	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 2.700%, 3/13/2023	260,892
300,000		Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/15/2024	323,142
250,000		CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	272,786
95,000		CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	104,883

Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - P&C—continued
$ 300,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	$491,048
	TOTAL	1,452,751
	Financial Institution - REIT - Apartment—1.1%
395,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	429,415
115,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	118,154
500,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	541,411
320,000	Mid-America Apartment Communities LP, Sr. Unsub. Note, 1.700%, 2/15/2031	294,638
500,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	532,333
	TOTAL	1,915,951
	Financial Institution - REIT - Healthcare—1.2%
445,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	414,891
710,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	780,739
155,000	Welltower, Inc., Sr. Unsecd. Note, 2.700%, 2/15/2027	161,795
375,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	373,454
500,000	Welltower, Inc., Sr. Unsecd. Note, 3.100%, 1/15/2030	514,665
	TOTAL	2,245,544
	Financial Institution - REIT - Office—0.5%
250,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.900%, 12/15/2030	295,661
480,000	Boston Properties LP, Sr. Unsecd. Note, 3.200%, 1/15/2025	513,763
80,000	Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	82,922
	TOTAL	892,346
	Financial Institution - REIT - Other—0.6%
320,000	ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	368,138
275,000	WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	263,694
450,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	495,239
	TOTAL	1,127,071
	Financial Institution - REIT - Retail—0.6%
250,000	Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	245,146
410,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 3/1/2024	430,502
250,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 10/1/2030	249,200
100,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	104,202
	TOTAL	1,029,050
	Sovereign—0.4%
510,000	Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	656,832
	Supranational—0.2%
320,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	334,584
	Technology—8.4%
500,000	Adobe, Inc., Sr. Unsecd. Note, 3.250%, 2/1/2025	541,309
500,000	Apple, Inc., Sr. Unsecd. Note, 0.550%, 8/20/2025	491,774
315,000	Apple, Inc., Sr. Unsecd. Note, 1.125%, 5/11/2025	317,239
650,000	Apple, Inc., Sr. Unsecd. Note, 2.400%, 5/3/2023	679,262
125,000	Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	152,069
340,000	Automatic Data Processing, Inc., 3.375%, 9/15/2025	374,486
280,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.875%, 1/15/2027	304,205
666,000	Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	729,246
135,000	Broadcom, Inc., Sr. Unsecd. Note, 4.700%, 4/15/2025	135,719
150,000	Dell International LLC / EMC Corp., Sec. Fac. Bond, 144A, 5.850%, 7/15/2025	175,001
750,000	Dell International LLC / EMC Corp., Term Loan - 1st Lien, 144A, 5.300%, 10/1/2029	877,919
350,000	Dell International LLC / EMC Corp., Term Loan - 1st Lien, 144A, 6.200%, 7/15/2030	435,064
480,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	507,528
80,000	Equifax, Inc., Sr. Unsecd. Note, Series 5Y, 3.950%, 6/15/2023	85,672

Principal Amount			Value
		CORPORATE BONDS—continued
		Technology—continued
$ 900,000	[1]	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 1.650%, 3/1/2028	$881,003
250,000		Fiserv, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2030	252,079
230,000		Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	243,156
500,000		Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	563,771
670,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 8/10/2022	693,374
175,000		Intel Corp., Sr. Unsecd. Note, 3.400%, 3/25/2025	190,579
500,000		Intel Corp., Sr. Unsecd. Note, 3.700%, 7/29/2025	551,811
460,000		Keysight Technologies, Inc., 4.550%, 10/30/2024	513,794
100,000		Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	103,936
310,000		Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	351,409
105,000		Micron Technology, Inc., Sr. Unsecd. Note, 2.497%, 4/24/2023	109,070
250,000		Micron Technology, Inc., Sr. Unsecd. Note, 4.640%, 2/6/2024	275,477
750,000		Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	793,512
190,000		Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	193,705
500,000		Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	504,184
750,000		Oracle Corp., Sr. Unsecd. Note, 3.400%, 7/8/2024	806,189
310,000		Qualcomm, Inc., Sr. Unsecd. Note, 2.600%, 1/30/2023	322,086
260,000		Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	298,499
600,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	667,195
195,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	204,544
500,000		Vontier Corp., Sr. Unsecd. Note, 144A, 2.400%, 4/1/2028	492,495
500,000		Vontier Corp., Sr. Unsecd. Note, 144A, 2.950%, 4/1/2031	489,050
		TOTAL	15,307,411
		Technology Services—0.4%
255,000		Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	249,613
320,000		Global Payments, Inc., Sr. Unsecd. Note, 1.200%, 3/1/2026	315,240
90,000		Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	91,947
		TOTAL	656,800
		Transportation - Airlines—0.3%
275,000		Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	297,005
215,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	244,810
		TOTAL	541,815
		Transportation - Railroads—0.8%
850,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	886,751
500,000		Union Pacific Corp., Sr. Unsecd. Note, 2.150%, 2/5/2027	514,927
		TOTAL	1,401,678
		Transportation - Services—1.5%
550,000		FedEx Corp., Sr. Unsecd. Note, 3.100%, 8/5/2029	577,416
215,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.200%, 11/15/2025	211,378
250,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.375%, 2/1/2022	254,648
300,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.450%, 7/1/2024	323,437
250,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.450%, 1/29/2026	280,276
280,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.800%, 3/1/2022	285,600
150,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.450%, 11/15/2021	152,451
590,000		United Parcel Service, Inc., Sr. Unsecd. Note, 3.900%, 4/1/2025	653,441
		TOTAL	2,738,647
		Utility - Electric—4.3%
310,000	[1]	AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	338,723
125,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 2.300%, 3/1/2030	122,192
380,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.950%, 12/15/2022	392,957
500,000	[1]	Berkshire Hathaway Energy Co., 3.500%, 2/1/2025	541,472

Principal Amount		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$ 130,000	Berkshire Hathaway Energy Co., Sr. Unsecd. Note, Series WI, 4.050%, 4/15/2025	$143,652
560,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	596,769
400,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	386,187
500,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	540,271
470,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.875%, 5/25/2022	482,132
380,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.625%, 9/14/2025	430,562
385,000	Exelon Corp., Sr. Unsecd. Note, 4.050%, 4/15/2030	429,318
250,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 3.250%, 6/1/2025	267,118
240,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	255,784
600,000	National Rural Utilities Cooperative Finance Corp., Sec. Fac. Bond, 2.400%, 4/25/2022	611,730
140,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 2/7/2024	148,375
300,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	329,693
500,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.490%, 5/15/2027	543,271
590,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.200%, 6/15/2022	610,053
250,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	267,780
378,000	Wisconsin Energy Corp., Sr. Unsecd. Note, 3.550%, 6/15/2025	410,175
	TOTAL	7,848,214
	Utility - Natural Gas—0.9%
280,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	269,974
600,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	628,034
395,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	451,801
250,000	Sempra Energy, Sr. Unsecd. Note, 2.900%, 2/1/2023	260,234
	TOTAL	1,610,043
	Utility - Natural Gas Distributor—0.3%
450,000	Southern Co. Gas Capital, Sr. Unsecd. Note, 2.450%, 10/1/2023	468,828
	TOTAL CORPORATE BONDS (IDENTIFIED COST $169,515,021)	179,332,777
	MORTGAGE-BACKED SECURITIES—0.0%
	Federal Home Loan Mortgage Corporation—0.0%
509	Federal Home Loan Mortgage Corp., Pool C01051, 8.000%, 9/1/2030	601
	Government National Mortgage Association—0.0%
670	Government National Mortgage Association, Pool 1512, 7.500%, 12/20/2023	709
1,577	Government National Mortgage Association, Pool 2630, 6.500%, 8/20/2028	1,772
2,142	Government National Mortgage Association, Pool 2631, 7.000%, 8/20/2028	2,416
2,998	Government National Mortgage Association, Pool 2658, 6.500%, 10/20/2028	3,378
4,971	Government National Mortgage Association, Pool 2701, 6.500%, 1/20/2029	5,595
3,374	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	3,856
649	Government National Mortgage Association, Pool 3039, 6.500%, 2/20/2031	742
2,466	Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	2,852
8,819	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	10,173
5,939	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	6,879
12,892	Government National Mortgage Association, Pool 3261, 6.500%, 7/20/2032	14,948
885	Government National Mortgage Association, Pool 516688, 8.000%, 8/15/2029	1,036
	TOTAL	54,356
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $47,923)	54,957

Principal Amount		Value
	REPURCHASE AGREEMENT—1.1%
$1,940,570	Interest in $2,065,000,000 joint repurchase agreement 0.01%, dated 3/31/2021 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,065,000,574 on 4/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 7/20/2050 and the market value of those underlying securities was $2,106,300,586. (purchased with proceeds from securities lending collateral) (IDENTIFIED COST $1,940,570)	$1,940,570
	TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $171,503,514)	181,328,304
	OTHER ASSETS AND LIABILITIES - NET—0.2%[3]	453,909
	TOTAL NET ASSETS—100%	$181,782,213
At March 31, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Short Futures:
[4]United States Treasury Long Bond Short Futures	35	$5,410,782	June 2021	$242,458
[4]United States Treasury Ultra Bond Short Futures	3	$543,656	June 2021	$32,032
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$274,490
The average notional value of long and short futures contracts held by the Fund throughout the period was $2,215,664 and $6,328,961, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of March 31, 2021, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$1,877,918	$1,940,570

2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Assets, other than investments in securities, less liabilities.
4	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$179,332,777	$—	$179,332,777
Mortgage-Backed Securities	—	54,957	—	54,957
Repurchase Agreement	—	1,940,570	—	1,940,570
TOTAL SECURITIES	$—	$181,328,304	$—	$181,328,304
Other Financial Instruments:[1]
Assets	$274,490	$—	$—	$274,490
TOTAL OTHER FINANCIAL INSTRUMENTS	$274,490	$—	$—	$274,490

[1]	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust